SCHEDULE OF SPECIFIC TERMS (Details) - Six Shareholder Loan Agreements [Member] - Semi Cab Inc [Member] - USD ($)	May 17, 2023	May 08, 2023	May 05, 2023	Apr. 17, 2023	Aug. 27, 2021	Jul. 10, 2021
Ajesh Kapoor [Member]
Date	May 17, 2023		May 05, 2023		Aug. 27, 2021	Jul. 10, 2021
Maturity	May 16, 2024		May 04, 2024		Aug. 26, 2026	Jul. 10, 2026
Principal	$ 165,000.00		$ 50,000.00		$ 235,000.00	$ 150,000.00
Rate	10.00%		10.00%		9.00%	9.00%
Accrued Interest	$ 14,465.75		$ 4,547.95		$ 54,932.05	$ 36,838.36
Current Balance	$ 179,465.75		$ 54,547.95		$ 289,932.05	$ 186,838.36
Vivek Sehgal [Member]
Date				Apr. 17, 2023
Maturity				Oct. 16, 2023
Principal				$ 50,000.00
Rate				10.00%
Accrued Interest				$ 4,794.52
Current Balance				$ 54,794.52
Jagan Reddy [Member]
Date		May 08, 2023
Maturity		May 07, 2024
Principal		$ 50,000.00
Rate		10.00%
Accrued Interest		$ 4,506.85
Current Balance		$ 54,506.85